Long-Term Debt and Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Long-Term Debt and Financial Liabilities [Abstract]
Secured loan facilities and other financial liabilities	$ 194,309	$ 196,450
Less: Deferred financing costs	(1,630)	(1,429)
Total	192,679	195,021
Less-current portion	(20,392)	(19,216)
Long-term portion	$ 172,287	$ 175,805